Financial Assets and Liabilities - Fair Value Movement of Contingent Consideration (Details) - Contingent consideration £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 GBP (£) $ / shares
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Fair value, beginning of period	£ 11,314
Movement in fair value recognised in finance cost	5,805
Settlement through issuance of shares	(17,166)
Foreign exchange recognised in other comprehensive income	47
Fair value, end of period	£ 0	£ 11,314
Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs, period of expected future cash flows		3 years
Significant unobservable inputs, fair value of ordinary shares | $ / shares			$ 12.79
Expected future cash flows | Top of range | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs			12,100
Expected future cash flows | Bottom of range | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs			0
Discount rate, measurement input | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs			0.03